Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investment, Summarized Financial Information
Equity and cost method investments

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest.  These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2015	2014
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$123,250	$127,939
Cumulative share of income	1,468,312	1,323,898
Cumulative share of distributions	(1,205,497)	(1,145,438)
	386,065	306,399
Cost method investments	15,655	15,330
Total investments in unconsolidated entities	$401,720	$321,729

Equity method investments, summarized financial position

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2015	2014
(Dollars in thousands)
Assets
Current	$670,723	$733,133
Due from affiliates	88,685	303,322
Property and other	4,604,312	2,345,562
	$5,363,720	$3,382,017
Liabilities and Equity
Current liabilities	$810,121	$407,073
Deferred credits	242,301	175,516
Long-term liabilities	157,785	29,342
Long-term capital lease obligations	1,539	1,722
Partners’ capital and shareholders’ equity	4,151,974	2,768,364
	$5,363,720	$3,382,017

Equity method investments, summarized results of operations
Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Results of Operations
Revenues	$6,979,184	$6,700,266	$6,239,200
Operating expenses	5,245,216	5,063,925	4,492,372
Operating income	1,733,968	1,636,341	1,746,828
Other income (expense), net	(9,049)	6,741	4,019
Net income	$1,724,919	$1,643,082	$1,750,847